Cover	Jul. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2026
Entity File Number	001-38325
Entity Registrant Name	enVVeno Medical Corporation
Entity Central Index Key	0001661053
Entity Tax Identification Number	33-0936180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	70 Doppler
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	261-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	NVNO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false